Share Capital, Warrants and Options (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL, WARRANTS AND OPTIONS
Schedule of Number and Weighted Average Exercise Prices of Warrants

A summary of common share purchase warrants activity during the years ended December 31, 2020, December 31, 2019 and December 31, 2018 is as follows:

	December 31, 2020		December 31, 2019		December 31, 2018
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	15,651,397	0.96	25,797,283	1.20	17,617,541	1.20
Issued	21,731,011	0.09	3,984,731	0.25	11,666,666	1.20
Cancelled / expired	(11,666,666)	1.20	(14,130,617)	1.20	(3,486,924)	1.20
Outstanding, end of year	25,715,742	0.11	15,651,397	0.96	25,797,283	1.20

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Warrants

At December 31, 2020, the Company had outstanding common share purchase warrants exercisable to acquire common shares of the Company as follows:

Warrants Outstanding	Expiry Date	Exercise Price ($)	Weighted Average remaining contractual life (years)
3,984,731	December 18, 2021	0.25	0.15
16,045,231 [1]	August 13, 2022	0.09	1.01
5,685,780 [1]	August 31, 2022	0.09	0.37
25,715,742			1.53

[1] The warrants are subject to an acceleration clause such that if the volume-weighted average trading price of the Company’s common shares on the TSX-V exceeds $0.12 per common share for a period of 10 consecutive trading days at any date before the expiration date of such warrants, the Company may, at its option, accelerate the warrant expiry date to within 30 days. To December 31, 2020, the Company’s common shares have met the criterion for acceleration. The Company, however, has not accelerated the warrant expiry date.

Schedule of Number and Weighted Average Exercise Prices of Share Options

A summary of option activity under the Plan during the years ended December 31, 2020, December 31, 2019 and December 31, 2018 is as follows:

	December 31, 2020		December 31, 2019		December 31, 2018
	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)	Number Outstanding	Weighted Average Exercise Price ($)
Outstanding, beginning of year	2,130,550	1.51	2,594,550	1.80	2,072,050	2.30
Issued	7,850,000	0.15	-	-	642,500	1.20
Cancelled / expired	(2,001,825)	1.51	(464,000)	4.23	(120,000)	1.80
Outstanding, end of year	7,978,725	0.17	2,130,550	1.51	2,594,550	1.80

Schedule of Inputs to Option Pricing Model

The fair value of stock options granted and vested during the years ended December 31, 2020, 2019 and 2018 was calculated using the following assumptions:

	December 31, 2020	December 31, 2019	December 31, 2018
Expected dividend yield	0%	-	0%
Expected share price volatility	121.5% - 125%	-	96.9% - 101%
Risk free interest rate	0.39% - 1.21%	-	2.04% - 2.17%
Expected life of options	5 years	-	5 years

Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options

Details of options outstanding as at December 31, 2020 are as follows:

Options Outstanding	Options Exercisable	Expiry Date	Exercise Price ($)	Weighted average remaining contractual life (years)
53,100	53,100	January 28, 2021*	2.10	0.00
40,625	40,625	February 21, 2022	1.20	0.01
35,000	35,000	February 28, 2023	1.20	0.01
6,650,000	6,650,000	February 24, 2025	0.16	3.46
1,200,000	1,200,000	August 19, 2025	0.09	0.70
7,978,725	7,978,725			4.18

*Subsequently expired, unexercised.